Nature and Description of Business (Details) - Schedule of consolidated statements of operations (Parentheticals) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021
Previously Reported [Member]
Nature and Description of Business (Details) - Schedule of consolidated statements of operations (Parentheticals) [Line Items]
Net Loss per share - diluted - continuing operations	$ (0.022)	$ (0.212)	$ (0.33)
Weighted Average Shares Outstanding - diluted	159,448,204	131,863,780	139,061,084
Adjustments [Member]
Nature and Description of Business (Details) - Schedule of consolidated statements of operations (Parentheticals) [Line Items]
Net Loss per share - diluted - continuing operations			$ (0.06)
Weighted Average Shares Outstanding - diluted
As Restated [Member]
Nature and Description of Business (Details) - Schedule of consolidated statements of operations (Parentheticals) [Line Items]
Net Loss per share - diluted - continuing operations	$ (0.029)	$ (0.222)	$ (0.39)
Weighted Average Shares Outstanding - diluted	159,448,204	131,863,780	139,061,084